Annual Operating Expenses - FidelityInternationalSmallCapFund-RetailPRO - FidelityInternationalSmallCapFund-RetailPRO - Fidelity International Small Cap Fund - Fidelity International Small Cap Fund	Dec. 30, 2023
Operating Expenses:
Management fee	0.93%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%	[2]
Total annual operating expenses	1.16%

[1]	AThe management fee is comprised of a basic fee of 0.82% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI ACWI (All Country World Index) ex USA Small Cap Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.